UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $208,161 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104       35     1757 SH  CALL SOLE                     1757
ABITIBI-CONSOLIDATED INC       COM              003924107     4727  1139100 SH       SOLE                  1139100
AFFIRMATIVE INS HLDGS INC      COM              008272106    41250  3122667 SH       SOLE                  3122667
AMYLIN PHARMACEUTICALS INC     COM              032346108       31      500 SH  PUT  SOLE                      500
BIOGEN IDEC INC                COM              09062X103     9608   204000 SH       SOLE                   204000
BIOGEN IDEC INC                COM              09062X103      544     2055 SH  CALL SOLE                     2055
BOWATER INC                    COM              102183100     3609   122000 SH       SOLE                   122000
CAREER EDUCATION CORP          COM              141665109        4     1600 SH  PUT  SOLE                     1600
COMCAST CORP NEW               CL A             20030N101      148     1563 SH  CALL SOLE                     1563
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106    15054   462500 SH       SOLE                   462500
FIDELITY NATL TITLE GROUP IN   CL A             31620R105     9862   433100 SH       SOLE                   433100
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857       54      325 SH  PUT  SOLE                      325
GRAFTECH INTL LTD              COM              384313102     4941   810000 SH       SOLE                   810000
GRAPHIC PACKAGING CORP DEL     COM              388688103      124    60000 SH       SOLE                    60000
HILTON HOTELS CORP             COM              432848109     7638   300000 SH       SOLE                   300000
HUNT J B TRANS SVCS INC        COM              445658107    15681   728000 SH       SOLE                   728000
INFOSPACE INC                  COM NEW          45678T201        3       29 SH  PUT  SOLE                       29
KERYX BIOPHARMACEUTICALS INC   COM              492515101     5586   292302 SH       SOLE                   292302
M & F WORLDWIDE CORP           COM              552541104     5862   410500 SH       SOLE                   410500
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      198    34400 SH       SOLE                    34400
MILLS CORP                     COM              601148109     2380    85000 SH       SOLE                    85000
NORTHFIELD LABS INC            COM              666135108     1670   167000 SH       SOLE                   167000
ORIGIN AGRITECH LIMITED        SHS              G67828106     3530   205700 SH       SOLE                   205700
PHASE FORWARD INC              COM              71721R406     1107    99400 SH       SOLE                    99400
RETAIL VENTURES INC            COM              76128Y102    18899  1289100 SH       SOLE                  1289100
RHODIA                         SPONSORED ADR    762397107     1068   419000 SH       SOLE                   419000
ROYAL GROUP TECHNOLOGIES LTD   COM              779915107      908    98000 SH       SOLE                    98000
SHIP FINANCE INTERNATIONAL L   SHS              G81075106     3396   197883 SH       SOLE                   197883
SPRINT NEXTEL CORP             COM FON          852061100     1809    70000 SH       SOLE                    70000
SPRINT NEXTEL CORP             COM FON          852061100      384     1199 SH  CALL SOLE                     1199
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     4031   216000 SH       SOLE                   216000
TIME WARNER INC                COM              887317105     3694   220000 SH       SOLE                   220000
TIME WARNER INC                COM              887317105       11      262 SH  CALL SOLE                      262
TRANSOCEAN INC                 ORD              G90078109     7869    98000 SH       SOLE                    98000
UAL CORP                       COM NEW          902549807     8550   214126 SH       SOLE                   214126
UNITED RENTALS INC             COM              911363109    19817   574405 SH       SOLE                   574405
UNITED STATES STL CORP NEW     COM              912909108        3     1000 SH  PUT  SOLE                     1000
WASTE MGMT INC DEL             COM              94106L109     3530   100000 SH       SOLE                   100000
WCI CMNTYS INC                 COM              92923C104        2       52 SH  PUT  SOLE                       52
YOUNG BROADCASTING INC         CL A             987434107      544   160000 SH       SOLE                   160000